Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Discontinued Operations [Abstract]
Schedule of balance sheet
	2021	2020
Current Assets
Related Party receivables	$-	$17
Mining equipment and facilities, net	5,571	-
Investment in Style Hunter	500	-
Total Current Assets	$6,071	$17

Noncurrent Assets
Mining equipment and facilities, net	-	1,272
Investment in Up North Hosting, LLC	-	644
Total Noncurrent Assets	-	1,916
Total Assets associated with discontinued operations	$6,071	$1,933

Liabilities associated with discontinued operations
Accounts payable	$-	$7
Accrued liabilities	-	117
Related party loan	-	75
Total Current Liabilities	-	199
Total Liabilities associated with discontinued operations	$-	$199

Schedule of statement of operations
	For the Three Months	For the Three Months	For the Nine Months	For the Nine Months
	Ended September 30,	Ended September 30,	Ended September 30,	Ended September 30,
	2022	2021	2022	2021
Revenues
Mining income	$809	$2,993	$4,077	$9,244
Hosting income	24	-	96	-
Total revenues	833	2,993	4,173	9,244

Operating costs and expenses
Mining cost	457	377	1,385	852
General and administrative	199	10	678	12
Impairment of fixed assets	1,300	-	2,261	-
Depreciation	-	1,283	910	2,824
Total operating costs and expenses	1,956	1,670	5,234	3,688

Gain (loss) from Operations	(1,123)	1,323	(1,061)	5,556

Other Income (Expenses)
Interest expense	-	(25)	-	(70)
Loss on disposal of fixed assets	(6)	(131)	(6)	(138)

Income (loss) before taxes and equity method investee	(1,129)	1,167	(1,067)	5,348
Provision for income taxes	-	-	-	-
Income (loss) before equity method investee	(1,129)	1,167	(1,067)	5,348
Share of net loss of equity method investee	-	24	-	80
Net income (loss) from discontinued operations	$(1,129)	$1,143	$(1,067)	$5,268

	2021	2020
Revenues
Mining income	$8,150	$1,868
Other revenue	29	-
Total Revenues	8,179	1,868

Operating costs and expenses
Mining cost	815	433
General and administrative	291	4
Depreciation	1,637	827
Total Operating Costs and Expenses	2,743	1,264

Gain from Discontinued Operations	5,436	604

Other Income (Expenses)
Gain (loss) on sale of fixed assets	(146)	17
Fair value loss on previously held equity interest	(18)	-
Other income (expenses), net	58	(29)
Total Other Income	(106)	12

Income before net loss of equity method investee	5,330	592

Share of net loss of equity method investee	(94)	(39)

Net income from discontinued operations	$5,236	$553

Schedule of cash flows from operating activities
	For the Nine Months Ended September 30,
	2022	2021
Net cash used in operating activities – discontinued operations	$(1,795)	$(500)
Net cash used in investing activities – discontinued operations	-	(603)
Net cash used in financing activities – discontinued operations	-	(1,003)

	For the Year Ended December 31,
	2021	2020
Net cash provided by operating activities – discontinued operations	1,369	595
Net cash used in investing activities – discontinued operations	(1,436)	(582)
Net cash provided by financing activities – discontinued operations	-	20

Schedule of balance sheet
	September 30,	December 31,
	2022	2021
Mining equipment and facilities, net	$6,506	$9,682
Investment in Style Hunter	500	500

Total Current Assets	$7,006	$10,182

Total Assets associated with discontinued operations	$7,006	$10,182